Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BMO FUNDS, INC.
Prospectus Date	rr_ProspectusDate	May 27, 2014
BMO Multi-Asset Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	BMO Multi-Asset Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To maximize total return consistent with current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of certain BMO Funds. More information about these and other discounts is available from your financial professional and under “How to Buy Shares—Sales Charge” on page 116 of this Prospectus and under “How to Buy Shares—Waivers and Reductions of Sales Charges—Class A Shares” beginning on page 117 of this Prospectus and “How to Buy Shares” beginning on page B-42 of the Fund’s Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	The Maximum Deferred Sales Charge on Class A shares is applied only to purchases of $1,000,000 or more that are redeemed within 18 months of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of certain BMO Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the Fund’s current fiscal year because it is a new fund.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses shown will not correlate to the Fund’s ratio of expenses to average net assets appearing in the Financial Highlights tables, which do not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-year example reflect the Adviser’s agreement to waive fees and reimburse expenses through December 31, 2015. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in shares of different exchange-traded funds (“ETFs”) and mutual funds, including other BMO Funds (the “underlying funds”). ETFs are investment companies that are bought and sold on a securities exchange. Each ETF tracks a securities index or basket of securities. The Fund will invest in underlying funds that offer exposure to equity and fixed income securities. The underlying funds may invest in equity securities of any market capitalization and include common stock, preferred stock, rights and warrants, and securities convertible into common stock. The underlying funds also may invest in fixed income and dividend paying securities of varying credit qualities, including government and corporate bonds, money market instruments and high yield bonds or “junk bonds.” The underlying funds may invest in fixed income securities of any maturity.

The Adviser will continuously monitor the Fund and may make modifications to either the investment approach or the underlying fund allocations that the Adviser believes could benefit shareholders. The Adviser will monitor the underlying funds on an ongoing basis and may increase or decrease the Fund’s investment in one or several underlying funds. The underlying funds selections are made based on several considerations, including the underlying fund’s investment team expertise, style or asset class exposures, portfolio characteristics, risk profile, and investment process.

		Although the Fund intends to invest primarily in a combination of underlying funds, the Fund may invest directly in equity and fixed income securities and money market securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund cannot assure that it will achieve its investment objective. An investment in the Fund is not a deposit of BMO Harris Bank N.A., or any of its affiliates, and is not insured or guaranteed by the FDIC or any other government agency. The net asset value of the Fund will vary and you could lose money by investing in the Fund. In addition, the Fund is subject to the following risks.

Affiliated Fund Risks. The Adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds may create a conflict of interest because the Adviser and its affiliated companies typically receive fees from the affiliated funds.

Asset Allocation Risks. Investments in the Fund are subject to risks related to the Adviser’s allocation choices. The selection of the underlying funds and ETFs and the allocation of the Fund’s assets among the various asset classes and market segments could cause the Fund to lose value or cause the Fund to underperform relevant benchmarks or other funds with similar investment objectives.

Stock Market Risks. The Fund is subject to fluctuations in the stock market, which has periods of increasing and decreasing values. Stocks are more volatile than debt securities. If the value of the Fund’s investments goes down, you may lose money.

Exchange-Traded Funds Risks. The market price of ETF shares may trade at a discount to their net asset value or an active trading market for ETF shares may not develop or be maintained. ETFs in which the Fund invests typically will not be able to repli-cate exactly the performance of the indices they track. The Fund will also bear its proportionate share of the ETF’s fees and expenses.

Income Risks. The Fund can only distribute to shareholders what it earns. Therefore, if the amount of interest and/or dividends the Fund receives from its investments declines, the amount of dividends shareholders receive from the Fund will also decline. In a falling interest rate environment, the Fund may be required to invest its assets in lower-yielding securities.

Equity Risks. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries, or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Fund of Funds Structure and Expenses Risks. The term “fund of funds” is typically used to describe an investment company, such as the Fund, that pursues its investment objective by investing in other investment companies, including ETFs. Federal law generally prohibits the Fund from acquiring shares of an ETF or other mutual fund if, immediately after such acquisition, the Fund and its affiliated persons would hold more than 3% of such investment company’s total outstanding shares. In addition, by investing in the Fund, you will indirectly bear fees and expenses charged by the underlying ETFs and funds in which the Fund invests in addition to the Fund’s direct fees and expenses.

Fixed Income Risks. Interest rates rise and fall over time, which will affect an underlying ETF’s yield and share price. The credit quality of a portfolio investment could also cause an underlying ETF’s share price to fall. An underlying ETF could lose money if the issuer or counterparty defaults by failing to pay interest or principal when due. Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying ETF to hold securities paying lower-than-market rates of interest, which could hurt the ETF’s yield or share price.

Interest Rate Risks. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. Interest rate changes have a greater effect on the price of fixed income securities with longer maturities.

Credit Risks. Credit risk is the possibility that an issuer or counterparty will default on a security or repurchase agreement by failing to pay interest or principal when due. If an issuer defaults, the Fund may lose money. Lower credit ratings correspond to higher credit risk. Bonds rated lower than BBB or Baa have speculative characteristics.

Call Risks. If the securities in which the Fund invests are redeemed by the issuer before maturity (or “called”), the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund’s yield. This will most likely happen when interest rates are declining.

Liquidity Risks. Liquidity risk refers to the possibility that the Fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities also may lead to an increase in their price volatility.

Investments in Other Investment Companies Risks. The Fund may invest in securities issued by other investment companies, including exchange traded funds. By investing in another investment company, there is a risk that the value of the underlying securities of the investment company may decrease. The Fund will also bear its proportionate share of the other investment company’s fees and expenses.

Government Obligations Risks. No assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities where it is not obligated to do so by law. As a result, there is risk that these entities will default on a financial obligation.

High Yield Securities Risks. High yield securities, also referred to as “junk bonds” or non-investment grade securities, are debt securities rated lower than BBB by Standard & Poor’s or Baa by Moody’s Investors Service. These securities tend to be more sensitive to economic conditions than are higher-rated securities, generally involve more credit risk than securities in the higher-rated categories, and are predominantly considered to be speculative. The issuers of high yield securities are typically more leveraged, and the risk of loss due to default by an issuer of high yield securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. The Fund may have difficulty disposing of certain high yield securities because there may be a thin trading market for such securities.

Sector Risks. Companies with similar characteristics, such as those within the same industry, may be grouped together in broad categories called sectors. To the extent the Fund invests its assets in a particular sector, the Fund’s performance may be more susceptible to any economic, business, or other developments that generally affect that sector.

Management Risks. The Adviser’s judgments about the attractiveness, value, and potential appreciation of the Fund’s investments may prove to be incorrect. Accordingly, no guarantee exists that the investment techniques used by the Fund’s managers will produce the desired results.

		Company Size Risks. Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock, and the more volatile its price. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base, and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.
Risk Lose Money [Text]	rr_RiskLoseMoney	The net asset value of the Fund will vary and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of BMO Harris Bank N.A., or any of its affiliates, and is not insured or guaranteed by the FDIC or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance information is not included because the Fund does not have one full calendar year of performance as of the date of this Prospectus.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information is not included because the Fund does not have one full calendar year of performance as of the date of this Prospectus.
BMO Multi-Asset Income Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of shares redeemed within 18 months of purchase)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.98%	[2]
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.98%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.55%	[4]
1 Year	rr_ExpenseExampleYear01	158
3 Years	rr_ExpenseExampleYear03	580
BMO Multi-Asset Income Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of shares redeemed within 18 months of purchase)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.73%	[2]
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.73%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.30%	[4]
1 Year	rr_ExpenseExampleYear01	132
3 Years	rr_ExpenseExampleYear03	503
BMO Multi-Asset Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.50%
Maximum Deferred Sales Charge (Load) (as a percentage of shares redeemed within 18 months of purchase)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.73%	[2]
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.98%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.55%	[4]
1 Year	rr_ExpenseExampleYear01	502
3 Years	rr_ExpenseExampleYear03	$ 910

[1]	The Maximum Deferred Sales Charge on Class A shares is applied only to purchases of $1,000,000 or more that are redeemed within 18 months of purchase.
[2]	“Other Expenses” are based on estimated amounts for the Fund’s current fiscal year because it is a new fund.
[3]	Acquired Fund Fees and Expenses represent the pro rata expense indirectly incurred by the Fund as a result of its investment in other investment companies. Total Annual Fund Operating Expenses shown will not correlate to the Fund’s ratio of expenses to average net assets appearing in the Financial Highlights tables, which do not include Acquired Fund Fees and Expenses.
[4]	BMO Asset Management Corp. (Adviser) has agreed to waive or reduce its investment advisory fee and reimburse expenses to the extent necessary to prevent class total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and Acquired Fund Fees and Expenses) from exceeding 0.80% for Class Y, 0.55% for Class I, and 0.80% for Class A through December 31, 2015. This expense limitation agreement may not be terminated prior to December 31, 2015 without the consent of the Fund’s Board of Directors unless terminated due to the termination of the investment advisory agreement.